Schedule of Accrued Expenses and Other Current Liabilities (Details) - Sonnet BioTherapeutics Holdings, Inc. [Member] - USD ($)	Jun. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Compensation and benefits	$ 168,281	$ 149,802	$ 2,091,196
Research and development	777,846	617,545	913,145
Professional fees	334,821	173,319	224,031
Other	1,958	1,823	2,550
Accrued expenses and other current liabilities	$ 1,282,906	$ 942,489	$ 3,230,922